Schedule of Information Related to Stock Warrants (Details) - $ / shares		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2023	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 12, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, outstanding		8,628,706	36,375,319	8,628,706
Number of warrants, exercisable			29,184,304
Warrant exercisable, weighted average remaining life in life			5 years 2 months 12 days	5 years 3 months 18 days
Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			10 years	3 years 1 month 6 days
Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life				9 years 6 months
Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life				6 years 3 months 18 days
Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			2 years 3 months 18 days	8 years 3 months 18 days
Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			8 years 9 months 18 days
Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			5 years 6 months
Exercise Price Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, weighted average remaining life in life			7 years 8 months 12 days
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 10.75		$ 10.75	$ 10.75
Number of warrants, outstanding		8,628,706	36,375,319	8,628,706	8,628,706
Warrants exercisable, weighted average remaining life in life		4 years 9 months 18 days
Number of warrants, exercisable		8,558,904	29,184,304	8,558,904
Warrant exercisable, weighted average remaining life in life	5 years 6 months			4 years 9 months 18 days
Warrant exercisable, weighted average remaining life in life			4 years 4 months 24 days
Warrant [Member] | Exercise Price One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 5.03	$ 0.14	$ 5.03
Number of warrants, outstanding		104,704	7,121,213	104,704
Warrants exercisable, weighted average remaining life in life				2 years
Number of warrants, exercisable		34,901		34,901
Warrant [Member] | Exercise Price Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 6.90	$ 0.17	$ 6.90
Number of warrants, outstanding		1,271,904	6,984,056	1,271,904
Warrants exercisable, weighted average remaining life in life				4 years 10 months 24 days
Number of warrants, exercisable		1,271,904	6,984,056	1,271,904
Warrant exercisable, weighted average remaining life in life			4 years 9 months 18 days
Warrant [Member] | Exercise Price Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 11.50	$ 1.00	$ 11.50
Number of warrants, outstanding		6,929,073	9,637,504	6,929,073
Warrants exercisable, weighted average remaining life in life				4 years 10 months 24 days
Number of warrants, exercisable		6,929,073	9,637,504	6,929,073
Warrant exercisable, weighted average remaining life in life			4 years 7 months 6 days
Warrant [Member] | Exercise Price Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding		$ 11.58	$ 2.00	$ 11.58
Number of warrants, outstanding		323,026	4,878,875	323,026
Warrants exercisable, weighted average remaining life in life				1 year
Number of warrants, exercisable		323,026	4,878,875	323,026
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 5.03
Number of warrants, outstanding			104,704
Number of warrants, exercisable			34,901
Warrant exercisable, weighted average remaining life in life			1 year 3 months 18 days
Warrant [Member] | Exercise Price Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 6.90
Number of warrants, outstanding			1,271,904
Number of warrants, exercisable			1,271,904
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 11.50
Number of warrants, outstanding			6,065,562
Number of warrants, exercisable			6,065,562
Warrant exercisable, weighted average remaining life in life			4 years 2 months 12 days
Warrant [Member] | Exercise Price Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, outstanding			$ 11.58
Number of warrants, outstanding			311,502
Number of warrants, exercisable			311,502
Warrant exercisable, weighted average remaining life in life			2 months 12 days